WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.2%
Alabama - 5.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$500,000	$547,800
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	3,020,000	3,082,637
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	421,447
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,220,562
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,285,071

Total Alabama				8,557,517

Alaska - 0.9%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	269,331	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	404,738
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	237,495
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	500,000	516,193

Total Alaska				1,427,757

Arizona - 3.8%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	415,921	(b)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,032,504	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	508,743	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	200,553	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,012,384	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,225,561
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,663,491

Total Arizona				6,059,157

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 10.8%
Alameda City, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	$600,000	$655,542
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	532,862
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,114,912	(c)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	419,186	(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	730,206	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	738,422	(b)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	254,631
California State Public Finance Authority, CA, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	250,000	237,137	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	502,637	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	361,559	(b)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	175,000	171,324
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	514,386
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	750,000	745,566
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,266,473
Series C	7.000%	11/1/34	2,000,000	2,540,637
Series C	6.500%	11/1/39	2,000,000	2,532,945

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	$600,000	$601,270
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	634,473
Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	333,507
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	5/1/49	1,000,000	1,077,620	(a)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	208,967

Total California				17,174,262

Colorado - 2.5%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	504,224
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	500,000	485,594
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	152,653
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	511,240
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	1,830,000	1,886,261
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	509,195

Total Colorado				4,049,167

Connecticut - 1.1%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	553,066
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	622,191
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	623,384

Total Connecticut				1,798,641

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 1.3%
District of Columbia Revenue, Friendship Public Charter School Inc.	5.000%	6/1/42	$2,000,000	$2,022,784	(c)

Florida - 4.9%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,254,391	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	487,593	(a)
Series 2022	5.500%	9/1/52	1,000,000	1,124,455	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	679,606
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	261,825	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	224,352	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	529,075
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	151,271
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	685,590	(a)
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	373,219
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,581,118
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	87,553
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	353,855
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(d)

Total Florida				7,793,906

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.4%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	$250,000	$261,354
Project One Subordinated, Series A	5.000%	1/1/45	250,000	267,299
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	157,935

Total Georgia				686,588

Illinois - 14.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,044,915
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,038,938
Series A	5.000%	12/1/40	1,250,000	1,318,663
Series C, Refunding, AGM	5.000%	12/1/32	250,000	271,623
Chicago, IL, GO:
Series A	5.000%	1/1/44	500,000	521,899
Series A, Refunding	5.000%	1/1/28	500,000	543,363
Series A, Refunding	6.000%	1/1/38	300,000	326,661
Series C, Refunding	5.000%	1/1/25	500,000	525,068
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	523,525	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,572,837	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,046,837
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	539,440
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	532,481
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	540,300
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,399,569
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A, Refunding	5.250%	5/15/47	130,000	133,622	(c)
Series A, Refunding	5.250%	5/15/47	870,000	875,927
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	285,870
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	113,970
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	323,936

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	3/1/37	$1,250,000	$1,358,737
Series A	5.000%	3/1/46	500,000	534,487
Series A, Refunding	5.000%	10/1/29	1,100,000	1,211,802
Series A, Refunding	5.000%	10/1/30	550,000	602,334
Series B, Refunding	5.000%	9/1/27	400,000	440,574
Series D	5.000%	11/1/27	1,150,000	1,267,492
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	361,445
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	727,571
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,000,000	945,780
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	259,860
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,316,999
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,087,247

Total Illinois				23,593,772

Indiana - 2.1%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	444,237
Marion General Hospital, Series A	4.000%	7/1/45	200,000	194,953
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	205,766
Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,057,869	(a)(c)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	522,786	(a)

Total Indiana				3,425,611

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	797,239	(e)(f)

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,534,560	(e)(f)
Series C	4.000%	6/1/25	1,400,000	1,439,030	(e)(f)

Total Kentucky				2,973,590

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	$700,000	$729,655
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	477,045
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	650,000	623,460	(e)(f)

Total Louisiana				1,830,160

Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	320,051
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	427,166	(a)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	300,169

Total Maryland				1,047,386

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	566,793	(g)
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	547,060
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	266,362

Total Massachusetts				1,380,215

Michigan - 0.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	262,898
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	389,201
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	100,000	94,789
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	80,000	82,973
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	254,682	(a)

Total Michigan				1,084,543

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	758,293
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,020,605

Total Missouri				2,778,898

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	$3,340,000	$3,348,907

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	305,864	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	508,392	(b)

Total Nevada				814,256

New Jersey - 8.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	225,000	235,622	(a)(h)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,532,012	(a)
Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	131,667	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,667,635
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	107,126
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	640,000	649,710	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	4,978,788
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,067,104
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,123,848
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,250,000	1,429,742
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	775,000	796,193	(a)(h)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	158,777

Total New Jersey				13,878,224

New Mexico - 0.1%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	234,226

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 6.2%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	$735,000	$806,832
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	100,000	105,838
Green Bonds, Series D-1	5.000%	11/15/43	250,000	265,369
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	280,441
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	242,967
Series A-2	5.000%	5/15/30	400,000	450,080	(e)(f)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	759,928
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	299,645
New York State Dormitory Authority Revenue, Non St Supported Debt Memorial Sloan Kettering, Series B-1	4.000%	7/1/51	500,000	501,814
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,213,308	(b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	577,786
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	750,000	753,041
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	782,182	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	245,873	(a)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	479,101
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	309,803	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	500,000	516,769	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/50	$750,000	$740,094	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	492,940

Total New York				9,823,811

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	515,668

Ohio - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	799,998
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	326,174	(a)(e)(f)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	720,967	(a)

Total Ohio				1,847,139

Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	525,754

Oregon - 0.7%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	508,318
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/51	725,000	665,593

Total Oregon				1,173,911

Pennsylvania - 4.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	352,494
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	200,000	219,530
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	48,516	(c)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	$105,000	$113,205	(c)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	208,341
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	790,383
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	534,605
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,347,544
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	404,435
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	557,949
Lease Revenue, Refunding	5.000%	10/1/30	250,000	292,237

Total Pennsylvania				6,869,239

Puerto Rico - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	202,750
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	355,608
Restructured, Series A-1	4.550%	7/1/40	50,000	50,411
Restructured, Series A-1	5.000%	7/1/58	900,000	910,054
Restructured, Series A-2	4.329%	7/1/40	330,000	327,529
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,391,343

Total Puerto Rico				3,237,695

South Carolina - 0.2%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health, Inc., Refunding	4.000%	12/1/44	400,000	401,090

Tennessee - 0.3%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	410,663	(e)(f)

Texas - 6.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	206,817
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	520,336

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	$300,000	$327,776	(a)
Series B	5.000%	11/15/39	600,000	660,407	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	493,177
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	998,021	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	21,419	(a)
Series 2017	5.000%	11/1/36	20,000	21,321	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	550,000	600,316	(c)
Westminster Manor Project	4.000%	11/1/49	400,000	363,553
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,036,667
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,227,816	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	283,626
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	750,972
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	660,000	713,553
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,020,021	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	506,185	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	250,000	220,790

Total Texas				9,972,773

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$387,140
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	267,019
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	578,374

Total Utah				1,232,533

Virginia - 1.4%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	266,100	(a)
Series B, Refunding	5.000%	7/1/45	300,000	317,873	(a)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	219,370
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,096,772	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	250,000	267,947	(a)

Total Virginia				2,168,062

Washington - 0.6%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	268,826	(e)(f)
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	373,349
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	250,000	264,930

Total Washington				907,105

Wisconsin - 1.8%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	100,000	106,746
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	584,956	(a)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	248,352	(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	$600,000	$604,327
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,053,886
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	255,782	(b)

Total Wisconsin				2,854,049

TOTAL MUNICIPAL BONDS (Cost - $147,491,305)				148,696,298

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (i) -1.1%
New York - 1.1%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $1,739,930)	4.000%	3/15/45	1,740,000	1,759,424

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,231,235)				150,455,722

SHORT-TERM INVESTMENTS - 6.3%
MUNICIPAL BONDS - 6.3%
Florida - 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	2.000%	5/1/24	100,000	100,000	(a)(j)(k)

Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	1.900%	7/1/39	100,000	100,000	(j)(k)

Mississippi - 1.7%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.900%	12/1/30	1,650,000	1,650,000	(j)(k)
Chevron USA Inc. Project, Series B	1.900%	12/1/30	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series B	1.900%	11/1/35	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series C	1.900%	12/1/30	250,000	250,000	(j)(k)
Chevron USA Inc. Project, Series C	1.900%	12/1/30	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series G	1.900%	11/1/35	300,000	300,000	(j)(k)
Chevron USA Inc. Project, Series L	1.900%	11/1/35	200,000	200,000	(j)(k)

Total Mississippi				2,700,000

Nevada - 1.4%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A LOC - FNMA, LIQ - FNMA	1.500%	4/15/33	2,250,000	2,250,000	(a)(j)(k)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	1.910%	6/15/48	$100,000	$100,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.890%	8/1/45	300,000	300,000	(j)(k)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.460%	6/1/36	500,000	500,000	(a)(j)(k)
New York State Housing Finance Agency Revenue, 350 West 43rd Street, Series A LOC - Landesbank Hessen - Thueringen	1.810%	11/1/34	150,000	150,000	(a)(j)(k)

Total New York				1,050,000

Oregon - 0.2%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.960%	8/1/34	100,000	100,000	(j)(k)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.960%	8/1/34	300,000	300,000	(j)(k)

Total Oregon				400,000

Pennsylvania - 0.1%
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.440%	12/1/34	100,000	100,000	(j)(k)

Texas - 0.5%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	1.890%	11/1/41	355,000	355,000	(j)(k)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Subordinated, Series B-4, Refunding	1.930%	3/1/33	500,000	500,000	(a)(j)(k)

Total Texas				855,000

Utah - 1.6%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	1.890%	5/15/37	2,500,000	2,500,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $10,055,000)				10,055,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $79,916)	1.979%	79,916	$79,916	(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,134,916)			10,134,916

TOTAL INVESTMENTS - 100.6% (Cost - $159,366,151)			160,590,638
TOB Floating Rate Notes - (0.8)%			(1,305,000)
Other Assets in Excess of Other Liabilities - 0.2%			301,467

TOTAL NET ASSETS - 100.0%			$159,587,105

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	The coupon payment on this security is currently in default as of July 31, 2022.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $79,916 and the cost was $79,916 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$148,696,298	—	$148,696,298
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,759,424	—	1,759,424

Total Long-Term Investments	—	150,455,722	—	150,455,722

Short-Term Investments†:
Municipal Bonds	—	10,055,000	—	10,055,000
Money Market Funds	$79,916	—	—	79,916

Total Short-Term Investments	79,916	10,055,000	—	10,134,916

Total Investments	$79,916	$160,510,722	—	$160,590,638

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$68,828	$3,165,653	3,165,653	$3,154,565	3,154,565	—	$150	—	$79,916

20